Consolidated statements of cash flows - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
OPERATING
Loss from continuing operations before income taxes	$ (390,589)	$ (290,840)	$ (126,440)
Profit (loss) from discontinued operations before income taxes	518	(11,349)	(132,004)
Loss before income taxes	(390,071)	(302,189)	(258,444)
Items not affecting cash
Amortization and depreciation	24,135	41,242	29,861
Impairment of goodwill, intangible assets and other	114,990	92,401
Share-based compensation expense	6,492	12,250	5,916
Financing charges, non-cash portion	30,542	20,435	18,223
Gain on sale of subsidiaries, net	423	(45,138)
Unrealized (gain) loss in fair value of derivative instruments and other	(91,736)	213,417	87,459
Gain from Recapitalization transaction	(78,792)
Net change in working capital balances	(65,674)	43,994	18,514
Adjustment for discontinued operations, net		(34,814)	66,411
Income taxes paid	(9,744)	(461)	(12,435)
Liabilities subject to compromise	505,736
Cash inflow (outflow) from operating activities	46,301	41,137	(44,495)
INVESTING
Purchase of property and equipment	(423)	(2,159)	(5,159)
Purchase of intangible assets	(11,132)	(14,382)	(38,383)
Payments for acquired business		(12,013)	(4,281)
Proceeds from disposition of subsidiaries	4,618	7,672
Cash outflow from investing activities	(6,937)	(20,882)	(47,823)
FINANCING
Dividends paid		(26,172)	(87,959)
Repayment of long-term debt	(5,073)	(25,257)	(173,366)
Issuance of long-term debt		17,163	253,242
Leased asset payments	(3,946)	(5,802)
Debt issuance costs	(12,937)	180	(18,132)
Credit facilities withdrawal (Payments)	(9,200)	34,812	79,462
Issuance of preferred shares			10,447
Preferred shares issuance costs			(352)
Proceeds from DIP Facility	126,735
Share swap payout	(21,488)		(10,000)
Proceeds from issuance of common stock, net	100,969
Cash inflow (outflow) from financing activities	175,060	(5,076)	53,342
Effect of foreign currency translation on cash balances	(24,527)	1,026	3
Net cash inflow (outflow)	189,896	16,205	(38,973)
Cash and cash equivalents, beginning of period	26,093	9,888	48,861
Cash and cash equivalents, end of period	215,989	26,093	9,888
Supplemental cash flow information:
Interest paid	$ 56,076	$ 78,749	$ 52,836